TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

Transamerica PineBridge Inflation Opportunities VP

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Effective immediately, Gunter H. Seeger no longer serves as a portfolio manager of the portfolio.

Effective immediately, the following replaces the corresponding information for the portfolio in the “Management” section of the Prospectus and Summary Prospectus:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: PineBridge Investments LLC
Portfolio Managers:
Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since November 2014
Roberto Coronado	Co-Portfolio Manager	since October 2016

Effective immediately, the following replaces the corresponding information for the portfolio in the “Shareholder Information – Portfolio Manager(s)” section of the Prospectus :

Transamerica PineBridge Inflation Opportunities VP

Name	Sub-Adviser	Positions Over Past Five Years
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed-Income
Roberto Coronado	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income

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Effective immediately, the following replaces the corresponding information under the section in Appendix B of the Statement of Additional Information entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

Transamerica PineBridge Inflation Opportunities VP

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Robert A. Vanden Assem, CFA	5	$1.66 billion	13	$5.21 billion	17	$5.94 billion

Roberto Coronado	2	$423 million	3	$1.14 million	2	$136 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Robert A. Vanden Assem, CFA	0	$0	0	$0	3	$849 million

Roberto Coronado	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

June 16, 2026